Explanatory Note

The definitive form of Registrant’s Prospectus and Statement of Additional Information was filed on December 14, 2011 pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, as amended. The purpose of this filing is to correct the Inception Date of Class from 6/30/2005 to 6/30/2000 in the Average Annual Total Returns chart on page 16 of the Prospectus.

Diamond Hill Long-Short Fund
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Long-Short Fund	Column	Label	Inception Date of Class	One Year	Five Year	Ten Year
Before Taxes Class A	Class A	Before Taxes	Jun 30, 2000	(5.30%)	0.55%	5.48%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Jun 30, 2000	(5.30%)	0.07%	5.13%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Jun 30, 2000	(3.44%)	0.27%	4.64%
Russell 1000 Index		Russell 1000 Index	Jun 30, 2000	16.10%	2.59%	1.83%

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2011
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001032423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 22, 2011
Prospectus Date	rr_ProspectusDate	Dec 14, 2011
Supplement [Text Block]	dhf1032423_SupplementTextBlock

Explanatory Note

The definitive form of Registrant’s Prospectus and Statement of Additional Information was filed on December 14, 2011 pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, as amended. The purpose of this filing is to correct the Inception Date of Class from 6/30/2005 to 6/30/2000 in the Average Annual Total Returns chart on page 16 of the Prospectus.

Diamond Hill Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock	Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Long-Short Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIAYX
Diamond Hill Long-Short Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
One Year	rr_AverageAnnualReturnYear01	(5.30%)
Five Year	rr_AverageAnnualReturnYear05	0.55%
Ten Year	rr_AverageAnnualReturnYear10	5.48%
Diamond Hill Long-Short Fund | Return after Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
One Year	rr_AverageAnnualReturnYear01	(5.30%)
Five Year	rr_AverageAnnualReturnYear05	0.07%
Ten Year	rr_AverageAnnualReturnYear10	5.13%
Diamond Hill Long-Short Fund | Return after Taxes on Distributions and Sales of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sales of Fund Shares
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
One Year	rr_AverageAnnualReturnYear01	(3.44%)
Five Year	rr_AverageAnnualReturnYear05	0.27%
Ten Year	rr_AverageAnnualReturnYear10	4.64%
Diamond Hill Long-Short Fund | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
One Year	rr_AverageAnnualReturnYear01	16.10%
Five Year	rr_AverageAnnualReturnYear05	2.59%
Ten Year	rr_AverageAnnualReturnYear10	1.83%